Label	Element	Value
Direxion Indexed CVT Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Indexed CVT Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Direxion Indexed CVT Strategy Fund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Aspen Quantitative Synthetic Convertible Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 423% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund's extensive use of derivatives were reflected, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	423.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its net assets, plus borrowing for investment purposes if any, in securities that comprise the Index and/or financial instruments that provide exposure to the Index. The financial instruments in which the Fund may invest include equity or fixed income futures contracts and swap agreements, including swaps on other investment companies or exchange-traded funds (“ETFs”) (collectively “Financial Instruments”).

The Fund may invest directly in ETFs, equities and fixed income securities that include U.S government, investment grade and non-investment grade fixed-income securities, commonly known as “high yield” or “junk” bonds. Additionally, the Fund is expected to invest collateral related to Financial Instruments in short-term U.S. government securities, short-term investment grade fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms-to-maturity of less than 397 days and have high credit profiles.

The Fund’s use of Financial Instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a Financial Instrument and results in increased volatility, which means that the Fund will have the potential for greater losses, than if the Fund does not use the Financial Instruments that have a leveraging effect.

The Index is a rules-based proprietary index that seeks to provide returns that correlate to and reflect the return of the aggregate U.S. convertible bond universe, excluding convertible preferred securities and Rule 144A securities that may be considered convertible bonds, by selecting a basket of futures contracts, corporate bonds and cash equivalents. The Index provider beings by analyzing the correlation of the aggregate U.S. convertible bond market to the various components of the Index. This correlation analysis then determines the allocation of the Index among its components. The Index does not include convertible bonds, but instead utilizes other securities or derivatives to provide returns similar to the aggregate U.S. convertible bond market. The Index will be reviewed and rebalanced weekly.

Convertible bonds are fixed income securities that normally pay interest and are convertible into, or exercisable, for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. Therefore, the convertible bond market is impacted by equity market movements in addition to changes in interest rates and the credit market. The Index attempts to capture these effects on the U.S. convertible bond market by creating a basket of futures (the “Futures Basket”) and corporate bonds (the “Corporate Bond Basket”) that attempt to provide returns that correlate to the return of the aggregate U.S. convertible bond market without investing directly in convertible bonds.

The Futures Basket is allocated among S&P 500® futures, Russell 2000® futures and 5-Year U.S. Treasury Note futures. The allocation to S&P 500® futures generally correlates to the portion of the domestic convertible bond market that is impacted by large cap company equity and investment grade bond changes, whereas the allocation to Russell 2000® futures generally correlates to the portion of the domestic convertible bond market that are impacted by small cap company equity and non-investment grade bond changes. The allocation to the 5 Year U.S. Treasury Note futures generally provides exposure to interest rate factors. Allocation to the Futures Basket is determined by applying an aggregate “parity delta” overlay, which is designed to result in the Futures Basket providing synthetic returns that are expected to correspond to the convertible bond universe’s total exposure to equity and interest rate factors. Parity delta is defined as the expected change to a convertible bond’s value given a 1% (or other unit value) change in the value of the underlying stock price of the shares that the convertible bond may convert to in the future.

In the Corporate Bond Basket, the Index components are allocated between corporate investment grade and non-investment grade bonds or indices, and the weights then based on the proportion of investment grade and below investment grade issuance in the U.S. convertible bond universe. The Corporate Bond Basket is intended to mirror the U.S. convertible bond universe’s exposure to interest rate and credit factors.

The five components of the Index have the following percentage allocations as of December 31, 2017: (1) S&P 500® futures contract: 27.62%; (2) Russell 2000® futures contract: 38.14%; (3) 5 Year Treasury Note futures contract: 17.37%; (4) Corporate Investment Grade Bonds: 21.90%; and (5) Corporate Non-investment Grade Bonds: 38.10%. As a result of the Index’s methodology, the Index may have leveraged exposure to one or more component at times.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has been rebalanced or has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover.

The Fund will concentrate its investment (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund.

Derivatives Risk — The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.

In addition, the Fund’s investments in derivatives are subject to the following risks:

•	Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

If the Index has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective, even if the Index later reverses all or a portion of its movement.
•	Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.

Leverage Risk — To achieve its investment objective, the Fund will make investments in derivative instruments, such as futures contracts, options and swap agreements. These derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses. In addition, leverage may involve the creation of a liability that requires the Fund to pay interest.

Index Tracking Strategy Risk —The Fund may be exposed to additional market risk because of its investment strategy of investing principally in the securities included in the Index. As a result, securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a holding because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.

Index Correlation/Tracking Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio to remain consistent with its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Other Investment Companies (including ETFs) Risk— By investing in another investment company, including an ETF, the Fund becomes a shareholder of that investment company and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses of the Fund’s own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and its correlation with the Index. In addition, because shares of closed-end investment companies and ETFs are listed and traded on national stock exchanges, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, depending on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in closed-end investment companies or ETFs at the most optimal price or time, which may adversely affect the Fund’s performance.

Convertible Bond Risk — Convertible bonds are fixed income securities that normally pay interest and are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate (the “conversion price”). To the extent the market price of the underlying stock approaches, or is greater than the conversion price, the convertible bond’s market value tends to correlate with the market price of the underlying stock and will be subject to the market risk. To the extent the market price of the underlying stock declines below the conversion price, the value of the convertible bond tends to be influenced by the yield of the convertible bond. Convertible bonds are also subject to risk associated with debt securities, such as interest rate risk and credit risk.

Credit Risk — The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund net asset value and performance.

Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. In general rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates. Returns on investments in debt instruments may trail the returns on other investment options, including investments in equity securities.

Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a time when it may be disadvantageous to do so.

As a futures contract approaches its settlement date, the Fund may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund when it “rolls” its futures contract positions.

Interest Rate Risk — Debt instruments have varying levels of sensitivity to changes in interest rates. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Index includes a substantial portion of fixed-income securities with longer-term durations, rising interest rates may cause the value of the Index to decline significantly. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In recent years, the United States has experienced historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of fixed-income securities to decrease and adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Changes or volatility in interest rates may materially affect the performance of the Fund. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.

Non-Investment Grade Debt Securities Risk— The Fund will gain exposure to securities rated below investment grade, otherwise known as “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Junk bonds may be illiquid and their values can have significant volatility and may decline significantly over short periods of time.

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities or derivatives, each with its own market value. In addition, if the value of the underlying security or derivative or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Tax and Distribution Risk — Rules governing the federal income tax aspects of certain derivatives, including total return swaps, and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional mutual funds. Potential investors are urged to consult their own tax advisers for more detailed information.

Counterparty Risk —The Fund may invest in financial instruments involving third parties (i.e., counterparties) such as swap agreements and futures contracts. Due to the use of these financial instruments, the Fund is exposed to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive and the value of an investment held by the Fund may decline. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral could be stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities of a counterparty to the Fund who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”). In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Clearing Broker Risk — Investment in exchange-traded futures contracts may expose the Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

Commodity Pool Registration Risk — Under amended regulations promulgated by the CFTC, the Fund are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies, which includes registered the Fund as commodity pools. Registration as a commodity pool subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund .

Aggressive Investment Techniques Risk — The Fund uses investment techniques that may be considered aggressive such as futures contracts, options and swap agreements, which include the risks of potentially dramatic changes (losses) in the value of the instruments and imperfect correlations between the price of the instrument and the underlying security or index. These instruments may increase the volatility of the Fund.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, and/or may incur substantial trading losses.

Equity Securities Risk — Investments in, and or exposure to, publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

High Portfolio Turnover Risk - The Fund may engage in active and frequent trading, which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains.

Investment Risk— An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the United States. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus materially affecting Fund performance.

Market Risk — Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Market Timing Activity Risk — Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to large shareholder transactions into and out of the Fund. These large movements of assets may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may be subject to credit risks associated with the instruments in which they invest. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Volatility Risk — The performance of the Fund is designed to correlate to the performance of the Index. Significant short-term price movements in the components and market sectors that make up the Index, could adversely impact the performance of both the Index and the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxioninvestments.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/mutual-funds?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 4.33% for the quarter ended September 30, 2016 and its lowest calendar quarter return was -7.63% for the quarter ended September 30, 2015. The year-to-date return as of December 31, 2017 was 13.07%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.63%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2017)
Direxion Indexed CVT Strategy Fund | Aspen Quantitative Synthetic Convertible Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2014
Direxion Indexed CVT Strategy Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2014
Direxion Indexed CVT Strategy Fund | Direxion Indexed CVT Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Annual Return 2015	rr_AnnualReturn2015	(4.97%)
Annual Return 2016	rr_AnnualReturn2016	10.43%
Annual Return 2017	rr_AnnualReturn2017	13.07%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2014
Direxion Indexed CVT Strategy Fund | Direxion Indexed CVT Strategy Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Direxion Indexed CVT Strategy Fund | Direxion Indexed CVT Strategy Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.24%

[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.35% of the Fund's average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.